Ally Master Owner Trust
Monthly Servicing Report
October 15, 2020

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of September 30, 2020

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$7,148,117,429.71	180,474	$39,607.46	79.31%
Used Auto	$399,342,425.06	22,567	$17,695.86	4.43%
Medium Duty Trucks	$16,591,455.12	398	$41,687.07	0.18%
Less Dealer Reserve	$1,672,530,412.22
Total	$5,891,520,897.67	203,439		83.93%

Ally Bank Retained Receivables
New Auto	$192,666,355.55	4,253	$45,301.28	2.14%
Used Auto	$1,209,395,872.23	53,035	$22,803.73	13.42%
Medium Duty Trucks	$1,300,870.50	24	$54,202.94	0.01%
DPP	$33,999,194.68	1,024	$33,202.34	0.38%
Other	$11,044,398.54	90	$122,715.54	0.12%
Total	$1,448,406,691.50	58,426		16.07%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$7,339,927,589.17	261,865		100.00%
Dealer Reserve	$1,672,530,412.22
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$9,012,458,001.39	261,865		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$6,530,047,561.17	1,415	72.46%
Limited	Eligible	$1,032,142,597.73	209	11.45%
Programmed	Eligible	$1,861,150.99	6	0.02%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$1,119,714,484.64	N/A	12.42%
Limited	Ineligible	$324,103,978.81	N/A	3.60%
Programmed	Ineligible	$4,588,228.05	N/A	0.05%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,012,458,001.39	1,630	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$7,641,532,865.90	221,661	84.79%
121-180 Days		$235,398,371.42	7,560	2.61%
181-270 Days		$557,982,420.00	16,430	6.19%
Over 270 Days		$577,544,344.07	16,214	6.41%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$9,012,458,001.39	261,865	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,936	13,611,275	73.60%
L…………………………………....	1,067	4,821,168	26.07%
P……………………………………	51	55,535	0.30%
N …………………………………..	7	5,125	0.03%
Total ……………………………….	4,061	18,493,104	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,940	12,964,832	72.70%
L…………………………………....	1,092	4,789,575	26.86%
P……………………………………	49	60,904	0.34%
N …………………………………..	8	17,370	0.10%
Total ……………………………….	4,089	17,832,681	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,944	12,559,420	72.53%
L…………………………………....	1,106	4,664,299	26.93%
P……………………………………	56	67,616	0.39%
N …………………………………..	8	25,736	0.15%
Total ……………………………….	4,114	17,317,070	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.